Share-Based Payments	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-Based Payments

Note 7 – Share-Based Payments

Warrant Issuance-GMA Consulting Services

We issued 1,362,922 warrants to purchase shares of our common stock at $0.007 per share as part of our consulting agreement with GMA, at December 31, 2019, the weighted average life of the outstanding warrants is 3.75 years.

The warrants entitle the holder to purchase one share per warrant of the Company’s common stock at a price of $0.01 per share during the five-year period commencing on October 2, 2018, or, if greater, the number of common shares with a market value equivalent to two percent of the enterprise value of the Company at an exercise price of $0.008 per share.

As an incentive for GMA to convert their debt and accrued interest into shares of common stock, we retired the original 1,362,922 warrants and issued 2,725,844 pre-merger new warrants to purchase shares of our common stock at $0.18 per share. These warrants have a 3-year term.

Stock Plan

We have adopted the 2012 Stock Incentive Plan for SBG (the “Plan”), which provides for the grant of common stock and stock options to employees. We have reserved 4,088,765 shares for issuance under the Plan. The option exercise price generally may not be less than the underlying stock’s fair market value at the date of the grant and generally have a term of ten years. On December 31, 2018, the sole option holder at the time, our CEO, exercised his options to purchase 2,657,698 shares of common stock at a purchase price of $0.12 per share, totaling $312,000, which total purchase price was paid by the cancelation of the equivalent amount of debt owed by us to the CEO. On December 7, 2019, our Board of Directors granted 1,124,410 options to certain employees and consultants. None of these options were exercised at June 30, 2020. There are 1,124,410 options issued and outstanding under the Plan at June 30, 2020. As of June 30, 2020, the total number of options available for grant is 306,657.

We measure employee stock-based awards at the grant-date fair value and recognizes employee compensation expense on a straight-line basis over the vesting period of the award. Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions, including the fair value of our common stock, and for stock options, the expected life of the option, and expected stock price volatility and exercise price. We used the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value of stock- based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards. The expected life of stock options was estimated using the “simplified method,” which calculates the expected term as the midpoint between the weighted average time to vesting and the contractual maturity, we have limited historical information to develop reasonable expectations about future exercise patterns and employment duration for its stock options grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. For stock price volatility, we use comparable public companies as a basis for its expected volatility to calculate the fair value of options granted. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected life of the option. The estimation of the number of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts are recognized as an adjustment in the period in which estimates are revised.

We recognized stock-based compensation expense of $265,589 for the year ended December 31, 2019. There was no unrecognized compensation cost related to stock option awards at June 30, 2020.

Concurrently with the consummation of the Merger, options to purchase 825,000 SBC shares were converted to options to purchase 1,124,410 Splash Beverage Group, Inc. [Formerly Canfield Medical Supply, Inc.] shares.

	Options	Weighted Average Exercise Price

Outstanding - beginning of year	1,124,410	$0.77
Granted	—
Exercised	—	$—
Cancelled/forfeited	—	$—
Outstanding - June 30, 2020	1,124,410	$0.77

Exercisable at June, 30 2020	1,124,410	$0.77

Weighted average grant date fair value of options during year	N/A

Weighted average duration to expiration of outstanding options at June 30, 2020	4.8

Note 8 – Share-Based Payments

Warrant Issuance-Loan Agreements

In 2014, the Company issued seven (7) warrants for the purchase of 1,362,922 shares of the Company’s common stock. The warrants were issued with various loan agreements as described above in Note 4. Two warrants for a total of 136,292 shares of common stock were issued with exercise prices of $0.73 per share and five warrants for a total of 1,226,630 shares of common stock were issued with an exercise price of $0.92 per share. The Company estimated the fair value of the warrants totaling $161,626 based on its estimate of the fair value of the Company’s common stock at the issuance date, an average risk-free interest rate of 1.69%, the estimated life of half of the term of the warrant, a zero dividend yield and, a volatility rate of 50%, which was recorded as a discount to the notes and amortized over the notes’ lives under the effective interest rate method. The fair value of the warrants were expensed over the life of the loans which was 12 months. These warrants have expired as of December 31, 2018.

Warrant Issuance-GMA Consulting Services

During 2018, we issued warrants to purchase 1,362,922 shares of our common stock at $0.007 per share as part of our consulting agreement with GMA (see Note 4), At December 31, 2019, the weighted average life of the outstanding warrants is 3.75 years.

The warrants entitle the holder to purchase one share per warrant of the Company’s common stock at a price of $0.007 per share during the five-year period commencing on October 2, 2018, or, if greater, the number of common shares with a market value equivalent to two percent of the enterprise value of the Company at an exercise price of $0.006 per share.

Stock Plan

We have adopted the 2012 Stock Incentive Plan (the “Plan”), which provides for the grant of common stock and stock options to employees. We have reserved 4,088,765 shares for issuance under the Plan. The option exercise price generally may not be less than the underlying stock’s fair market value at the date of the grant and generally have a term of ten years. On December 31, 2018, the sole option holder at the time, our CEO, exercised his options to purchase 2,657,698 shares of common stock at a purchase price of $0.12 per share, totaling $312,000, which total purchase price was paid by the cancelation of the equivalent amount of debt owed by us to the CEO. On December 7, 2019, our Board of Directors granted 1,124,410 options to certain employees and consultants. None of these options were exercised at December 31, 2019. There are 1,124,410 options issued and outstanding under the Plan at December 31, 2019. As of December 31, 2019, the total number of options available for grant is 306,657.

We measure employee stock-based awards at the grant-date fair value and recognizes employee compensation expense on a straight-line basis over the vesting period of the award. Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions, including the fair value of our common stock, and for stock options, the expected life of the option, and expected stock price volatility and exercise price. We used the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards. The expected life of stock options was estimated using the “simplified method,” which calculates the expected term as the midpoint between the weighted average time to vesting and the contractual maturity, we have limited historical information to develop reasonable expectations about future exercise patterns and employment duration for its stock options grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. For stock price volatility, we use comparable public companies as a basis for its expected volatility to calculate the fair value of options granted. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected life of the option. The estimation of the number of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts are recognized as an adjustment in the period in which estimates are revised.

We recognized stock-based compensation expense of $265,589 and $0 for the years ended December 31, 2019 and 2018, respectively. There was no unrecognized compensation cost related to stock option awards at December 31, 2019.

A summary of information related to stock options for the years ended December 31, 2019 and 2018 is as follows:

	December 31, 2019		December 31, 2018
		Weighted Average		Weighted Average
	Options	Exercise Price	Options	Exercise Price

Outstanding - beginning of year	-	$-	2,657,698	$0.12
Granted	1,124,410	$0.73	.
Exercised	-	$-	(2,657,698)	$(0.12)
Cancelled/forfeited	-	$-	-
Outstanding - end of year	1,124,410	$0.73	-

Exercisable at end of year	1,124,410	$0.73	-

Weighted average grant date fair value of options during year	N/A		N/A

Weighted average duration to expiration of outstanding options at year-end	5.0		N/A